Document and Entity Information	Mar. 12, 2025
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2025
Entity File Number	1-05663
Entity Registrant Name	CLECO POWER LLC
Entity Central Index Key	0000018672
Entity Incorporation, State or Country Code	LA
Entity Tax Identification Number	72-0244480
Entity Address, Address Line One	2030 Donahue Ferry Road
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360-5226
City Area Code	318
Local Phone Number	484-7400
Title of 12(b) Security	None
No Trading Symbol Flag	true
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Cleco Securitization II LLC [Member]
Entity Information [Line Items]
Entity File Number	333-283875
Entity Registrant Name	CLECO SECURITIZATION II LLC
Entity Central Index Key	0002047628
Entity Incorporation, State or Country Code	LA
Entity Tax Identification Number	33-2327335
Entity Address, Address Line One	505 Cleco Drive
Entity Address, Address Line Two	Office Number 17
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360
City Area Code	318
Local Phone Number	484-4183
Entity Emerging Growth Company	false